SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Investments	$ 0	$ 0
Totals fair value	0	0
Level 1
Investments	0	0
Totals fair value	0	0
Level 2
Investments	0	0
Totals fair value	$ 0	$ 0